Financial Instruments - Disclosure of Foreign Currency Risk Management (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Monetary Items [Abstract]
Cash and cash equivalents	$ 18,250,255	$ 33,564,857	$ 28,499,449	$ 4,577,747
Trade and other payables	(3,500,487)	(2,786,280)
Contingent consideration	3,687,189	2,699,010
Non Monetary Items [Abstract]
Goodwill	13,084,300	12,868,122	$ 12,400,743
Deferred tax liabilities	(1,655,369)	(1,798,625)
Currency Risk
Monetary Items [Abstract]
Cash and cash equivalents	2,552,731	17,786,031
Trade and other payables	(2,451,693)	(1,298,425)
Contingent consideration	(3,687,189)	(2,699,010)
Total monetary items	(3,586,151)	13,788,596
Non Monetary Items [Abstract]
Goodwill	6,137,205	5,921,027
Other intangible assets	9,202,594	9,838,274
Deferred tax liabilities	(1,655,369)	(1,798,625)
Total non-monetary items	13,684,430	13,960,676
Total denominated in USD	$ 10,098,279	$ 27,749,272